STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of status and activity of non-vested RSUs, PSUs, and SSUs
A summary of the status and activity of non-vested RSUs and PSUs for the year ended December 31, 2022 is as follows:

	RSU		PSU
	Number of Units	Weighted Average Grant-Date Fair Value	Number of Units	Weighted Average Grant-Date Fair Value
Non-vested at beginning of year	1,791,994	$51.06	1,343,953	$55.91
Granted	1,061,330	$60.88	772,062	$64.06
Vested	(981,184)	$47.76	(705,160)	$42.34
Forfeited	(172,404)	$61.27	(209,099)	$67.78
Non-vested at end of year	1,699,736	$58.07	1,201,756	$67.05

Schedule of stock based compensation by award
The Company recognized stock-based compensation as follows:

	Year Ended December 31,
	2022	2021	2020
Stock-based compensation:
Restricted stock units	$49	$47	$51
Performance leveraged stock units	24	25	21
Other (1)	3	—	12
Total	$76	$72	$84
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(1)For the year ended December 31, 2022, other includes the Company's proportionate share of NGM stock compensation. For the year ended December 31, 2020, other includes Goldcorp phantom restricted share units and Goldcorp performance share units. These awards have a cash settlement provision. The Company recognizes the liability and expense for these awards ratably over the requisite service period giving effect to the adjusted fair value at the end of each reporting period.
Assumptions Using a Monte Carlo Valuation Model	The grant date fair value of the market conditions for each PSU granted in 2022, 2021 or 2020 was determined using a Monte Carlo valuation model, which requires the input of the following subjective assumptions:

	Year Ended December 31,
	2022	2021	2020
Risk-free interest rate	1.61%	0.22%	1.21%
Volatility range	31.78% - 81.77%	31.41% - 76.72%	24.71% - 43.91%
Weighted-average volatility	54.89%	53.05%	35.38%
Expected term (years)	3	3	3
Weighted-average fair market value	$77.00	$65.41	$59.24